UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2024

Date of reporting period:	December 1, 2023 – May 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Short-Term Municipal Income Fund
Class A [PSMEX]
Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Putnam Short-Term Municipal Income Fund for the period December 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†,*
Class A	$30	0.61%
†	Annualized.
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$169,001,500
Total Number of Portfolio Holdings*	184
Portfolio Turnover Rate	14%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Short-Term Municipal Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	39211-STSA-0724

Putnam Short-Term Municipal Income Fund
Class C [PSMTX]
Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Putnam Short-Term Municipal Income Fund for the period December 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†,*
Class C	$68	1.36%
†	Annualized.
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$169,001,500
Total Number of Portfolio Holdings*	184
Portfolio Turnover Rate	14%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Short-Term Municipal Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	39211-STSC-0724

Putnam Short-Term Municipal Income Fund
Class R6 [PYSTX]
Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Putnam Short-Term Municipal Income Fund for the period December 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†,*
Class R6	$17	0.33%
†	Annualized.
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$169,001,500
Total Number of Portfolio Holdings*	184
Portfolio Turnover Rate	14%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Short-Term Municipal Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	39211-STSR6-0724

Putnam Short-Term Municipal Income Fund
Class Y [PSMYX]
Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Putnam Short-Term Municipal Income Fund for the period December 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†,*
Class Y	$18	0.36%
†	Annualized.
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$169,001,500
Total Number of Portfolio Holdings*	184
Portfolio Turnover Rate	14%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Short-Term Municipal Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	39211-STSY-0724

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Short-Term Municipal Income Fund

Financial Statements and Other Important Information

Semiannual | May 31, 2024

Financial Statements and Other Important Information—Semiannual	franklintempleton.com

The fund’s portfolio 5/31/24 (Unaudited)

Key to holding’s abbreviations

AGM Assured Guaranty Municipal Corporation
BAM Build America Mutual
COP Certificates of Participation
FHA Insd. Federal Housing Administration Insured
FHLMC Coll. Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. Federal National Mortgage Association Collateralized
G.O. Bonds General Obligation Bonds
GNMA Coll. Government National Mortgage Association Collateralized
LOC Letter of Credit
PSFG Permanent School Fund Guaranteed
VRDN Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly, or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.36% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (99.3%)*	Rating**	Principal amount	Value
Alabama (0.3%)
Southeast Energy Auth. Commodity Supply Mandatory Put Bonds (12/1/29), Ser. A-1, 5.50%, 1/1/53	A1	$500,000	$530,101
			530,101
Alaska (0.9%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Dena’ Nena’ Henash), 5.00%, 10/1/28	A+/F	1,530,000	1,582,036
			1,582,036
Arizona (1.3%)
Coconino Cnty., Poll. Control Corp. Mandatory Put Bonds (3/31/26), (NV Pwr. Co.), Ser. B, 3.75%, 3/1/39	A2	750,000	740,629
Pima Cnty., Indl. Dev. Auth. Sr. Living 144A Rev. Bonds, (La Posada at Park Centre, Inc.), 5.75%, 11/15/24	BBB+/P	420,000	421,695
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5.25%, 12/1/25	A3	1,000,000	1,016,345
			2,178,669
California (10.5%)
CA Hlth. Fac. Fin. Auth. Rev. Bonds, (Adventist Hlth. Syst./West Oblig. Group), Ser. A, 4.00%, 3/1/43	BBB+	230,000	204,507
CA Hsg. Fin. Agcy. Mandatory Put Bonds (8/1/26), Ser. A-2, FHA Insd., 3.60%, 8/1/63	Aa2	2,500,000	2,469,281
CA Hsg. Fin. Agcy. Ltd. Oblig. Multi-Fam. Hsg. Mandatory Put Bonds (11/1/26), (Del Sur Family Hsg.), 5.00%, 5/1/54	Aaa	5,000,000	5,101,907
CA School Fac. Fin. Auth. 144A Rev. Bonds, (Alliance for College Ready Pub. Schools), 4.00%, 7/1/25	BBB	1,345,000	1,333,771
CA State Enterprise Dev. Auth. Student Hsg. Rev. Bonds, (Provident Group-SDSU Properties, LLC), Ser. A
5.00%, 8/1/26	Baa3	100,000	100,951
5.00%, 8/1/24	Baa3	100,000	100,009
CA State Hlth. Fac. Fin. Auth. Rev. Bonds, (Episcopal Cmnty. & Svcs for Seniors), Ser. A, 3.85%, 11/15/27	A−/F	1,500,000	1,491,998
CA State Infrastructure & Econ. Dev. Bank 144A Mandatory Put Bonds (1/30/25), (DesertXpress Enterprises, LLC), 3.95%, 1/1/50	VMIG1	500,000	500,002
CA State Muni. Fin. Auth. COP, (Palomar Hlth.), Ser. A, AGM
5.00%, 11/1/28	AA	115,000	121,619
5.00%, 11/1/27	AA	100,000	104,360
CA State Muni. Fin. Auth. Rev. Bonds
(CA Lutheran U.), 5.00%, 10/1/26	Baa1	570,000	582,450
(HumanGood Oblig. Group), Ser. A, 4.00%, 10/1/30	A−/F	165,000	165,430
CA State U. Mandatory Put Bonds (11/1/26), Ser. B-2, 0.55%, 11/1/49	Aa2	2,000,000	1,796,048
Imperial Cnty., Local Trans. Auth. Sales Tax Rev. Bonds, Ser. E, AGM, 5.00%, 6/1/32	AA	950,000	988,259
Port of Oakland Rev. Bonds, 1.181%, 5/1/25	A1	503,028	484,464
San Jose, Multi-Fam. Hsg. Mandatory Put Bonds (6/1/26), (Allied 1510 Parkmoor), Ser. F-2, 5.00%, 6/1/27	Aaa	2,000,000	2,040,484
			17,585,540
Colorado (4.7%)
CO State Ed. Loan Program Rev. Bonds, Ser. B, 4.00%, 6/28/24	SP-1+	3,250,000	3,249,751
CO State Hlth. Fac. Auth. Hosp. Mandatory Put Bonds (8/1/26), (CommonSpirit Hlth.), Ser. B-2, 5.00%, 8/1/49	A3	1,000,000	1,017,171
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (CommonSpirit Hlth.), Ser. A, 5.00%, 11/1/24	A3	800,000	803,380
CO State Hlth. Fac. Auth. Retirement Fac. Rev. Bonds, (United Cmnty. and Hsg. Dev. Corp.), Ser. B, zero %, 7/15/24 (Escrowed to maturity)	Aaa	1,820,000	1,811,021

Putnam Short-Term Municipal Income Fund 1

MUNICIPAL BONDS AND NOTES (99.3%)* cont.	Rating**	Principal amount	Value
Colorado cont.
E-470 Pub. Hwy. Auth. Mandatory Put Bonds (9/1/24), Ser. B, 3.921%, 9/1/39	A1	$1,000,000	$998,878
Regl. Trans. Dist. Rev. Bonds, (Denver Transit Partners, LLC), 5.00%, 7/15/24	Baa1	100,000	100,059
			7,980,260
Connecticut (2.1%)
CT State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds (2/10/26), Ser. A, 2.80%, 7/1/48	Aaa	1,000,000	978,570
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Stamford Hosp. Oblig. Group (The)), Ser. L-1, 4.00%, 7/1/24	BBB+	600,000	599,351
CT State Hlth. & Edl. Fac. Auth. VRDN, (Yale U.), Ser. A-1, 3.75%, 7/1/42	VMIG 1	2,000,000	2,000,000
			3,577,921
District of Columbia (3.2%)
DC Rev. Bonds
(D.C. Intl. School), 5.00%, 7/1/27	BBB	300,000	305,522
(Plenary Infrastructure DC, LLC), 5.00%, 8/31/25	A3	500,000	505,683
Metro. DC Arpt. Auth. Arpt. Syst. Rev. Bonds, Ser. A, 5.00%, 10/1/30	Aa3	2,000,000	2,001,221
Metro. DC Arpt. Auth. Aviation Rev. Bonds, Ser. A, 5.00%, 10/1/27	Aa3	2,540,000	2,541,862
			5,354,288
Florida (9.5%)
Broward Cnty., Hsg. Fin. Auth. Multi-Fam. Hsg.
Mandatory Put Bonds, (3/1/26), (Pinnacle 441 Phase 2, LLC), 4.05%, 9/1/56	Aaa	1,000,000	997,902
Mandatory Put Bonds, (4/1/26), (St. Joseph Manor II, LLLP), 3.50%, 4/1/41	Aaa	1,000,000	985,512
FL Insurance Assistance Interlocal Agcy., Inc. VRDN Ser. A-2, 4.16%, 9/1/32	VMIG 1	2,500,000	2,500,000
FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (Nova Southeastern U., Inc.), 5.00%, 4/1/29	A3	150,000	158,528
FL State Hsg. Fin. Corp. Mandatory Put Bonds (2/1/26), (Northside Property III, Ltd.), GNMA Coll., 5.00%, 2/1/27	AA+	2,295,000	2,327,390
FL State Hsg. Fin. Corp. Rev. Bonds, Ser. 1, GNMA Coll., FNMA Coll., FHLMC Coll., 3.50%, 7/1/52	Aaa	2,025,000	1,969,798
Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, (Taylor Ranch), 5.40%, 5/1/28	BB−/P	250,000	253,870
Miami-Dade Cnty., Mandatory Put Bonds (7/1/24), (Waste Management, Inc.), Ser. B, 3.735%, 11/1/48	A−	1,000,000	999,626
Miami-Dade Cnty., Hsg. Fin. Auth. Multi-Fam. Hsg.
Mandatory Put Bonds, (9/1/25), (Quail Roost Transit Village, Ltd.), 5.00%, 9/1/26	AA+	500,000	503,747
Mandatory Put Bonds, (9/1/25), (Fairfield Miami Gardens LP), Ser. B, 4.05%, 9/1/26	Aaa	1,500,000	1,497,058
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	BBB/P	535,000	544,352
Polk Cnty., Fin. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (6/1/26), (Episcopal Catholic Apts.), 4.15%, 12/1/40	Aaa	3,000,000	2,999,728
St. John’s Cnty., Indl. Dev. Auth. Rev. Bonds, (Life Care Ponte Vedra Oblig. Group), Ser. A, 4.00%, 12/15/28	BB+/F	200,000	192,209
			15,929,720
Georgia (3.2%)
Burke Cnty., Dev. Auth. Poll. Control
Mandatory Put Bonds, (3/12/27), (GA Pwr. Co.) 3.375%, 3/12/27	A	1,500,000	1,480,736
Mandatory Put Bonds, (8/19/25), (GA Pwr. Co.) 2.875%, 12/1/49	A	500,000	491,133
Mandatory Put Bonds, (6/13/24), (GA Pwr. Co.) 2.15%, 10/1/32	A	230,000	229,823
DeKalb Cnty., Hsg. Auth. Multi-Fam. Hsg. Rev. Bonds, (HADC Pk. at 500, LLC), 4.00%, 3/1/34	A+	780,000	766,303
Main Street Natural Gas, Inc. Gas Supply Mandatory Put Bonds
Ser. A, 4.00%, 9/1/27	Aa1	1,000,000	998,267
Ser. C, 4.00%, 12/1/28	A3	1,000,000	998,943
Monroe Cnty., Dev. Auth. Poll. Control Mandatory Put Bonds (3/6/26), (GA Pwr. Co.), 3.875%, 10/1/48	A	500,000	501,102
			5,466,307
Hawaii (0.3%)
Honolulu City & Cnty., Mulit-Fam. Mandatory Put Bonds (6/1/26), (Komohale Mauakea Venture LP), 5.00%, 6/1/27	Aaa	535,000	543,980
			543,980
Illinois (4.4%)
Chicago, O’Hare Intl. Arpt. Fac. Charge Rev. Bonds, 5.00%, 1/1/26	A+	3,315,000	3,311,641
IL State G.O. Bonds, Ser. C, 4.00%, 3/1/28	A3	1,500,000	1,504,416
IL State Fin. Auth.
Mandatory Put Bonds, (8/15/25), (U. of Chicago Med. Ctr.), Ser. B-1, 5.00%, 8/15/52	AA−	500,000	505,305
Mandatory Put Bonds, (11/15/24), (OSF Hlth. Care Syst. Oblig. Group), Ser. B-1, 5.00%, 5/15/50	A	500,000	500,087
IL State Fin. Auth. Rev. Bonds, (The Washington and Jane Smith Home), 4.00%, 10/15/24	BBB−/F	215,000	213,556

2 Putnam Short-Term Municipal Income Fund

MUNICIPAL BONDS AND NOTES (99.3%)* cont.	Rating**	Principal amount	Value
Illinois cont.
IL State Hsg. Dev. Auth. Rev. Bonds, Ser. D, GNMA Coll., FNMA Coll., FHLMC Coll., 3.05%, 10/1/24	Aaa	$480,000	$478,053
IL State Hsg. Dev. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (6/1/25), (South Shore Preservation LP), FHA Insd., 4.00%, 6/1/26	Aaa	1,000,000	996,705
			7,509,763
Indiana (1.6%)
Hammond, Multi-School Bldg. Corp. Rev. Bonds, 5.00%, 7/15/24	AA+	1,160,000	1,161,096
Rockport, Poll. Control Rev. Bonds, (AEP Generating Co.), 3.125%, 7/1/25	BBB+	500,000	491,389
Whiting, Env. Fac. Mandatory Put Bonds (6/5/26), (BP Products North America, Inc.), Ser. A, 5.00%, 12/1/44	A1	1,000,000	1,016,964
			2,669,449
Kentucky (4.3%)
KY State Pub. Energy Auth. Gas Supply Ser. A
5.00%, 7/1/28	A2	1,000,000	1,016,637
5.00%, 7/1/27	A2	525,000	534,512
KY State Pub. Energy Auth. Gas Supply
Mandatory Put Bonds (6/1/26), Ser. A, 4.00%, 12/1/50	A1	1,040,000	1,037,434
Mandatory Put Bonds (6/1/25), Ser. C-1, 4.00%, 6/1/25	A1	1,500,000	1,499,336
Owen Cnty., Wtr. Fac. Mandatory Put Bonds (9/1/28), (KY-American Wtr. Co.), 3.875%, 6/1/40	A	2,250,000	2,234,243
Trimble Cnty., Env. Fac. Mandatory Put Bonds (6/1/27), (Louisville Gas and Elec. Co.), 4.70%, 6/1/54	A1	1,000,000	1,000,937
			7,323,099
Louisiana (1.5%)
LA State Offshore Term. Auth. Deepwater Port Mandatory Put Bonds (2/1/24), (Loop, LLC), Ser. C, 4.20%, 9/1/34	A3	1,500,000	1,500,518
LA State Pub. Fac. Auth. Solid Waste Disp. Fac. 144A Mandatory Put Bonds (11/1/25), (ElementUS Minerals, LLC), 5.00%, 10/1/43	Aaa	1,000,000	1,004,981
St. John The Baptist Parish Mandatory Put Bonds (7/1/24), (Marathon Oil Corp.), 2.125%, 6/1/37	Baa3	100,000	99,752
			2,605,251
Maryland (0.2%)
Frederick Cnty., Special Tax Bonds, (Oakdale-Lake Linganore), 2.625%, 7/1/24	BB/P	70,000	69,854
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Stevenson U.), 5.00%, 6/1/29	BBB−	200,000	205,943
			275,797
Massachusetts (—%)
Lowell, Collegiate Charter School Rev. Bonds, 4.00%, 6/15/24	BB−/P	20,000	19,994
			19,994
Michigan (1.6%)
Detroit, Ser. B, 6.844%, 5/1/28	Baa2	620,000	631,408
Detroit, G.O. Bonds, 5.00%, 4/1/25	Baa2	600,000	603,067
Flint, Hosp. Bldg. Auth. Rev. Bonds, (Hurley Med. Ctr.), 4.75%, 7/1/28	Ba1	425,000	407,829
MI State Fin. Auth. Rev. Bonds
(Detroit, Regl. Convention Fac. Auth.), Ser. H-1, 5.00%, 10/1/28	AA−	1,000,000	1,003,427
(Tobacco Settlement), Ser. A-1, 2.326%, 6/1/30	A	125,607	123,065
			2,768,796
Minnesota (3.1%)
Duluth, Econ. Dev. Auth. Rev. Bonds, (Benedictine Hlth. Syst. Oblig. Group), Ser. A, 3.00%, 7/1/24	BB/P	200,000	199,600
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds, (St. Luke’s Hosp. of Duluth Oblig. Group), 5.00%, 6/15/27	AA−	535,000	553,143
Minnetonka, Hsg. Fac. VRDN, (Beacon Hill, Inc.), FNMA Coll., 3.32%, 5/15/34	VMIG 1	575,000	575,000
MN State Res. Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 4.00%, 7/1/38	Aa1	10,000	10,000
MN State Rural Wtr. Fin. Auth. Rev. Bonds, (Pub. Projects Construction), 4.375%, 4/1/25	AAA/P	2,000,000	2,000,176
Northern MN Muni. Pwr. Agcy. Elec. Syst. Rev. Bonds
5.00%, 1/1/26	A3	255,000	260,126
5.00%, 1/1/25	A3	220,000	221,467
Wadena, Rev. Bonds, (Astera Hlth.), Ser. A
5.00%, 12/1/30	A2	375,000	403,861
5.00%, 12/1/29	A2	290,000	309,365
5.00%, 12/1/28	A2	275,000	290,002
5.00%, 12/1/27	A2	265,000	276,418
5.00%, 12/1/26	A2	195,000	200,796
			5,299,954

Putnam Short-Term Municipal Income Fund 3

MUNICIPAL BONDS AND NOTES (99.3%)* cont.	Rating**	Principal amount	Value
Mississippi (0.6%)
MS Bus. Fin. Comm. Gulf Opportunity Zone Mandatory Put Bonds (1/2/24), (Chevron USA, Inc.), Ser. B, 4.00%, 12/1/30	Aa2	$980,000	$980,000
			980,000
Missouri (2.1%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds
(Kansas City, Intl. Arpt.), 5.00%, 3/1/30	A2	1,000,000	1,044,055
5.00%, 3/1/27	A2	1,000,000	1,026,766
5.00%, 3/1/26	A2	500,000	507,868
MI State Hlth. & Edl. Fac. Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis), 5.00%, 5/1/28	BBB−	500,000	494,632
Poplar Bluff, Regl. Trans. Dist. Rev. Bonds, Ser. B, 3.375%, 12/1/31	BBB	500,000	464,114
			3,537,435
Montana (0.8%)
Forsyth, Poll. Control Rev. Bonds, (NorthWestern Corp.), 3.875%, 7/1/28	A3	1,300,000	1,292,166
MT State Board of Hsg. Rev. Bonds, Ser. A-2, FHA Insd., 3.00%, 12/1/43	Aa1	5,000	4,971
			1,297,137
Nebraska (1.8%)
Central Plains Energy Project NE Gas Supply Mandatory Put Bonds (8/1/25), 4.00%, 12/1/49	Aa1	2,000,000	2,002,488
Central Plains, Energy (No. 3), Ser. A, 5.00%, 9/1/30	BBB+	1,000,000	1,042,323
			3,044,811
Nevada (0.9%)
Clark Cnty., Arpt. Rev. Bonds, (Jet Aviation Fuel Tax), 5.00%, 7/1/26	Aa3	500,000	511,991
Humboldt Cnty., Poll. Control (Sierra Pacific Pwr. Co,), 3.55%, 10/1/29	A	1,000,000	977,767
			1,489,758
New Jersey (3.2%)
Hudson Cnty., Impt. Auth. Rev. Bonds, Class B-1, 5.00%, 7/24/24	SP-1+	3,000,000	3,003,866
NJ State Econ. Dev. Auth. Mandatory Put Bonds (12/3/29), (American Water Co., Inc.), 2.20%, 10/1/39	A1	500,000	432,174
NJ State Higher Ed. Assistance Auth. Rev. Bonds, Ser. B, 5.00%, 12/1/26	Aaa	1,015,000	1,033,298
NJ State Hlth. Care Fac. Fin. Auth. VRDN, (AHS Hosp. Corp.), Ser. B, 3.36%, 7/1/36	VMIG 1	1,000,000	1,000,000
			5,469,338
New Mexico (1.9%)
Farmington, Poll. Control Mandatory Put Bonds (6/1/29), (Pub. Svcs. Co. of NM), Ser. B, 3.875%, 6/1/40 ##	Baa2	1,000,000	994,751
Farmington, Poll. Control Rev. Bonds, (Pub. Service Co. of NM), Ser. B, 2.15%, 4/1/33	Baa2	250,000	196,620
NM State Mtge. Fin. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (9/1/25), (Mountain View II & III Apt.), 5.00%, 2/1/42	Aaa	2,000,000	2,012,658
			3,204,029
New York (5.9%)
Long Island, Pwr. Auth. Elec. Syst.
Mandatory Put Bonds (9/1/26), Ser. B, 1.50%, 9/1/51	A2	200,000	187,027
Mandatory Put Bonds (9/1/25), Ser. B 0.85%, 9/1/50	A2	500,000	478,093
NY City, Hsg. Dev. Corp. Mandatory Put Bonds (12/22/26), (Sustainable Dev.), Ser. F-2-B, FHA Insd., 3.40%, 11/1/62	AA+	1,500,000	1,462,788
NY City, Hsg. Dev. Corp. Multi-Fam. Hsg. Mandatory Put Bonds (11/1/28), 4.30%, 11/1/63	AA+	3,250,000	3,278,145
NY State Dorm. Auth. Rev. Bonds, (St. Joseph’s College)
5.00%, 7/1/30	BBB−/F	75,000	74,522
5.00%, 7/1/29	BBB−/F	75,000	74,600
5.00%, 7/1/28	BBB−/F	75,000	74,595
5.00%, 7/1/26	BBB−/F	200,000	199,262
5.00%, 7/1/24	BBB−/F	175,000	175,013
NY State Dorm. Auth. Personal Income Tax Rev. Bonds, Ser. B, 5.113%, 3/15/25	Aa1	750,000	748,455
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (JFK Intl. Arpt. Term. 4, LLC), 5.00%, 12/1/25	Baa1	225,000	227,448
Philipstown, G.O. Bonds, Ser. B, 4.75%, 7/5/24	A2	2,000,000	2,000,356
Port Auth. of NY & NJ Rev. Bonds, Ser. 207, 5.00%, 9/15/25	Aa3	960,000	975,014
			9,955,318

4 Putnam Short-Term Municipal Income Fund

MUNICIPAL BONDS AND NOTES (99.3%)* cont.	Rating**	Principal amount	Value
North Carolina (1.6%)
Charlotte-Mecklenburg, Hosp. Auth. Hlth. Care Syst. Mandatory Put Bonds (10/31/25), (Atrium Hlth.), Ser. E, 0.80%, 1/15/48	Aa3	$2,000,000	$1,917,857
NC State Med. Care Comm. Retirement Fac. (United Methodist Retirement Homes, Inc. (The))
4.25%, 10/1/28	BBB/F	250,000	250,789
3.75%, 10/1/28	BBB/F	500,000	496,037
			2,664,683
North Dakota (0.6%)
Cass Cnty., Joint Wtr. Resource Dist. G.O. Bonds, Ser. A, 3.45%, 4/1/27	Aa3	1,000,000	988,545
			988,545
Ohio (3.0%)
Akron Bath Coply Joint Twp. Hosp. Dist. Rev. Bonds, (Summa Hlth. Syst. Oblig. Group)
5.00%, 11/15/27	BBB+/F	180,000	184,248
5.00%, 11/15/25	BBB+/F	255,000	257,785
OH State Higher Edl. Fac. Comm. Rev. Bonds
(Cleveland Inst. of Music (The)), 5.00%, 12/1/27	BBB−	570,000	568,830
(Ashtabula Cnty. Med. Ctr.), 5.00%, 1/1/26	BBB+/F	100,000	100,500
(Ashtabula Cnty. Med. Ctr.), 5.00%, 1/1/25	BBB+/F	100,000	100,077
OH State Private Activity Rev. Bonds, (Portsmouth Bypass), 5.00%, 12/31/25	A3	1,820,000	1,830,998
Ohio State Air Qlty. Dev. Auth. Mandatory Put Bonds (6/1/27), (Duke Energy Corp.), Ser. 22B, 4.00%, 9/1/30	Baa2	500,000	496,283
Youngstown, State U. Rev. Bonds, 5.00%, 12/15/30	A+	1,535,000	1,569,727
			5,108,448
Pennsylvania (4.1%)
Chester Cnty., Indl. Dev. Auth. (Avon Grove Charter School), 5.00%, 3/1/27	BBB−	1,600,000	1,609,359
Geisinger, Auth. Hlth. Syst. Mandatory Put Bonds (2/15/27), (Geisinger Hlth. Syst.), 5.00%, 4/1/43	AA−	2,000,000	2,051,936
PA State Econ. Dev. Fin. Auth. Rev. Bonds, (PennDOT Major Bridges), 5.00%, 12/31/29	Baa2	270,000	286,699
PA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 135-A, 3.00%, 10/1/51	Aa1	1,530,000	1,486,748
Philadelphia, Arpt. Rev. Bonds, Ser. C, 5.00%, 7/1/24	A2	750,000	750,313
Philadelphia, Auth. for Indl. Dev. Rev. Bonds, (Independence Charter School-West), 4.00%, 6/15/29	BB/P	305,000	291,832
Philadelphia, Auth. for Indl. Dev. VRDN Ser. B-2, 3.34%, 10/1/30 (TD Bank, NA (LOC) (5/29/24))	VMIG 1	445,000	445,000
			6,921,887
Puerto Rico (0.9%)
Cmnwlth. of PR, FRN, zero %, 11/1/51	BB/P	12,932	6,692
Cmnwlth. of PR, G.O. Bonds, Ser. A1
5.625%, 7/1/27	BB/P	1,000,000	1,045,700
5.375%, 7/1/25	BB/P	400,000	403,501
			1,455,893
South Carolina (0.3%)
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. C, 5.00%, 12/1/25	A3	355,000	360,765
Ser. E, 5.00%, 12/1/25	A3	150,000	152,436
			513,201
Tennessee (5.3%)
Knoxville, Cmnty. Dev. Corp. Multi-Fam.
Mandatory Put Bonds (6/1/26), (DGA Grosvenor Square), 4.00%, 12/1/27	AA+	3,000,000	2,991,200
Mandatory Put Bonds (6/1/26),(DGA Holston LP), 3.75%, 12/1/27	AA+	1,750,000	1,721,483
Metro. Nashville, Arpt. Auth. Rev. Bonds, Ser. B, 5.00%, 7/1/26	A1	50,000	51,059
Tennergy Corp. Gas
Mandatory Put Bonds (10/1/24), Ser. A, 5.00%, 2/1/50	Aa1	2,655,000	2,662,338
Mandatory Put Bonds (9/1/28), Ser. A, 4.00%, 12/1/51	A1	1,500,000	1,487,343
			8,913,423
Texas (7.5%)
Clear Creek Ind. School Dist. Mandatory Put Bonds (8/15/25), Ser. B, PSFG, 3.60%, 2/15/35	AAA	300,000	299,353
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds, (Intl. Leadership of TX, Inc.), Ser. D, 5.25%, 8/15/27	Baa3	500,000	505,653
Dallas, Hsg. Fin. Corp. Mandatory Put Bonds (12/1/25), (Ash Creek Hsg., LLC), FHA Insd., 5.00%, 7/1/26	Aaa	2,750,000	2,780,708
El Paso, Indpt. School Dist. Mandatory Put Bonds (8/1/26), 5.00%, 2/1/40	Aa2	2,500,000	2,540,774
Fort Bend, Indpt. School Dist. Mandatory Put Bonds (8/1/26), Ser. B, PSFG, 0.72%, 8/1/51	AAA	840,000	770,104
Houston, Arpt. Syst. Rev. Bonds, Ser. A, AGM, 5.00%, 7/1/26	AA	1,000,000	1,023,178

Putnam Short-Term Municipal Income Fund 5

MUNICIPAL BONDS AND NOTES (99.3%)* cont.	Rating**	Principal amount	Value
Texas cont.
Houston, Hsg. Fin. Corp. Multi-Fam. Hsg. Mandatory Put Bonds (8/1/26), (Summerdale Apt., LP), 5.00%, 8/1/41	Aaa	$600,000	$608,646
Houston, Indpt. School Dist. Mandatory Put Bonds (6/1/25), Ser. A-2, PSFG, 3.50%, 6/1/39	Aaa	2,000,000	1,985,403
Prosper, Indpt. School Dist. Mandatory Put Bonds (8/15/26), PSFG, 4.00%, 2/15/50	Aaa	1,000,000	999,191
SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A2	75,000	75,991
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Mandatory Put Bonds (5/15/26), (Baylor Scott & White Hlth.), 5.00%, 11/15/52	Aa3	650,000	664,541
TX State Affordable Hsg. Corp. Rev. Bonds, Ser. A, GNMA Coll., 5.25%, 9/1/28	Aaa	40,000	40,362
TX State Pub. Fin. Auth. Rev. Bonds, (TX Southern U.), BAM, 5.00%, 5/1/25	AA	400,000	403,490
			12,697,394
Utah (1.0%)
Infrastructure Agcy. Telecomm. Rev. Bonds, 5.00%, 10/15/27	BBB−/F	455,000	460,445
Salt Lake City, Arpt. Rev. Bonds, Ser. A, 5.00%, 7/1/29	A+	500,000	512,297
UT Infrastructure Agcy. Rev. Bonds, Ser. A, 3.00%, 10/15/26	BBB−/F	250,000	240,404
UT Infrastructure Agcy. Telecomm. Rev. Bonds, 5.00%, 10/15/29	BBB−/F	500,000	511,505
			1,724,651
Virgin Islands (0.1%)
Matching Fund Special Purpose Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 10/1/25	BB/P	125,000	126,845
			126,845
Virginia (2.4%)
Isle of Wright Cnty., Econ. Dev. Auth. Rev. Bonds, (Riverside Hlthcare. Assn.), AGM, 5.00%, 7/1/28	AA	340,000	356,612
James City Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Williamsburg Landing, Inc.), 5.50%, 12/1/28	BB+/P	170,000	170,978
Louisa, Indl. Dev. Auth. Poll Control Mandatory Put Bonds (5/28/27), (VA Elec. & Pwr. Co.), 3.80%, 11/1/35	A2	1,600,000	1,589,839
VA State Pub. School Auth. Rev. Bonds, 3.00%, 8/1/26	Aa1	2,000,000	1,968,221
			4,085,650
Washington (2.1%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 5.75%, 12/1/26	BB+	660,000	663,631
Port of Seattle Rev. Bonds, Ser. B, 5.00%, 5/1/27	AA−	1,000,000	1,029,845
Seattle, Muni. Lt. & Pwr. Mandatory Put Bonds (11/1/26), Ser. B, 3.61%, 5/1/45	Aa2	1,500,000	1,465,192
WA State Hsg. Fin. Comm. Rev. Bonds, (Eastside Retirement Assn.), Ser. A, 5.00%, 7/1/25	A−/F	350,000	353,093
			3,511,761
Wisconsin (0.5%)
Pub. Fin. Auth. Rev. Bonds
(Northwest Nazarene U., Inc.), 5.00%, 10/1/25	Baa3	500,000	501,666
(Roseman U. of Hlth. Sciences), 5.00%, 4/1/25	BB	420,000	421,356
			923,022
Total municipal bonds and notes (cost $168,809,434)			$167,814,154

SHORT-TERM INVESTMENTS (—%)*	Shares	Value
Putnam Short Term Investment Fund Class P 5.46% L	66,273	$66,273
Total short-term investments (cost $66,273)		$66,273

TOTAL INVESTMENTS
Total investments (cost $168,875,707)	$167,880,427

6 Putnam Short-Term Municipal Income Fund

Notes to the fund’s portfolio
	Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from December 1, 2023 through May 31, 2024. Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $169,001,500.
**	The Moody’s, Standard & Poor’s or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. Ratings are not covered by the Report of Independent Registered Public Accounting Firm. For further details regarding security ratings, please see the Statement of Additional Information.
##	Forward commitment, in part or in entirety (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, Intercontinental Exchange (ICE) London Interbank Offered Rate (LIBOR) USD 1 Month, ICE LIBOR USD 3 Month, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 3.36%, 5.44%, 5.60%, 5.34%, 5.34%, and 5.31%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Housing	23.7%
	Utilities	11.5
	Health care	11.3
	Transportation	10.3

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$167,814,154	$—
Short-term investments	—	66,273	—
Totals by level	$—	$167,880,427	$—

The accompanying notes are an integral part of these financial statements.

Putnam Short-Term Municipal Income Fund 7

Financial Statements

Statement of assets and liabilities

5/31/24 (Unaudited)

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $168,809,434)	$167,814,154
Affiliated issuers (identified cost $66,273) (Note 5)	66,273
Interest and other receivables	2,238,201
Receivable for shares of the fund sold	62,027
Receivable for investments sold	245,000
Prepaid assets	62,012
Total assets	170,487,667

LIABILITIES
Payable for purchases of delayed delivery securities (Note 1)	1,000,215
Payable for shares of the fund repurchased	365,282
Payable for compensation of Manager (Note 2)	25,688
Payable for custodian fees (Note 2)	4,672
Payable for investor servicing fees (Note 2)	31,728
Payable for Trustee compensation and expenses (Note 2)	2,000
Payable for administrative services (Note 2)	587
Payable for distribution fees (Note 2)	15,240
Other accrued expenses	40,755
Total liabilities	1,486,167
Net assets	$169,001,500

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$170,103,253
Total distributable earnings (Note 1)	(1,101,753)
Total — Representing net assets applicable to capital shares outstanding	$169,001,500

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($34,884,914 divided by 3,568,093 shares)	$9.78
Offering price per class A share (100/97.75 of $9.78)*	$10.01
Net asset value and offering price per class C share ($287,912 divided by 29,561 shares)**	$9.74
Net asset value, offering price and redemption price per class R6 share ($5,084,556 divided by 520,547 shares)	$9.77
Net asset value, offering price and redemption price per class Y share ($128,744,118 divided by 13,173,220 shares)	$9.77
*	On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced..
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

8   Short-Term Municipal Income Fund

Statement of operations

Six months ended 5/31/24 (Unaudited)

Investment income
Interest (including interest income of $107,191 from investments in affiliated issuers) (Note 5)	$3,034,203
Total investment income	3,034,203

EXPENSES
Compensation of Manager (Note 2)	221,306
Investor servicing fees (Note 2)	63,127
Custodian fees (Note 2)	5,521
Trustee compensation and expenses (Note 2)	4,273
Distribution fees (Note 2)	44,159
Administrative services (Note 2)	2,950
Auditing and tax fees	26,035
Blue sky expense	44,242
Other	25,256
Fees waived and reimbursed by Manager (Note 2)	(101,478)
Total expenses	335,391
Expense reduction (Note 2)	(1,735)
Net expenses	333,656
Net investment income	2,700,547

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(8,272)
Futures contracts (Note 1)	68,935
Total net realized gain	60,663
Change in net unrealized depreciation on:
Securities from unaffiliated issuers	(834,657)
Futures contracts	(46,321)
Total change in net unrealized depreciation	(880,978)
Net loss on investments	(820,315)
Net increase in net assets resulting from operations	$1,880,232

The accompanying notes are an integral part of these financial statements.

Short-Term Municipal Income Fund  9

Statement of changes in net assets

	Six months ended 5/31/24*	Year ended 11/30/23
Increase in net assets
Operations
Net investment income	$2,700,547	$2,962,454
Net realized gain on investments	60,663	40,855
Change in net unrealized appreciation (depreciation) of investments	(880,978)	737,391
Net increase in net assets resulting from operations	1,880,232	3,740,700
Distributions to shareholders (Note 1):
From ordinary income
Taxable net investment income
Class A	(8,261)	(39,369)
Class C	(87)	(431)
Class R6	(1,474)	(6,333)
Class Y	(33,300)	(120,144)
From tax-exempt net investment income
Class A	(518,491)	(732,486)
Class C	(3,304)	(6,485)
Class R6	(83,594)	(134,433)
Class Y	(2,007,812)	(1,847,319)
Increase from capital share transactions (Note 4)	14,383,631	73,515,477
Total increase in net assets	13,607,540	74,369,177
Net assets
Beginning of period	155,393,960	81,024,783
End of period	$169,001,500	$155,393,960
*	Unaudited.

The accompanying notes are an integral part of these financial statements.

10   Short-Term Municipal Income Fund

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [a]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [b,c]	Ratio of net investment income (loss) to average net assets (%) [c]	Portfolio turnover (%)
Class A
May 31, 2024**	$9.82	.16	(.05)	.11	(.15)	—	(.15)	$9.78	1.16*	$34,885	.30*	1.57*	14*
November 30, 2023	9.77	.25	.05	.30	(.25)	—	(.25)	9.82	3.11	33,561.62		2.62	38
November 30, 2022	10.17	.10	(.36)	(.26)	(.10)	(.04)	(.14)	9.77	(2.56)	30,735.60		1.09	39
November 30, 2021	10.15	.07	.04	.11	(.07)	(.02)	(.09)	10.17	1.00	27,661.59		.63	54
November 30, 2020	10.08	.12	.07	.19	(.12)	— d	(.12)	10.15	1.95	20,955.59		1.19	51
November 30, 2019	9.95	.17	.13	.30	(.17)	—	(.17)	10.08	2.99	14,450.60		1.67	83
Class C
May 31, 2024**	$9.78	.12	(.04)	.08	(.12)	—	(.12)	$9.74	.77*	$288	.68*	1.19*	14*
November 30, 2023	9.73	.18	.04	.22	(.17)	—	(.17)	9.78	2.34	340	1.37	1.85	38
November 30, 2022	10.15	.05	(.39)	(.34)	(.04)	(.04)	(.08)	9.73	(3.31)	444	1.35	.34	39
November 30, 2021	10.15	.01	.02	.03	(.01)	(.02)	(.03)	10.15	.21	374	1.34	(.07)	54
November 30, 2020	10.08	.04	.08	.12	(.05)	— d	(.05)	10.15	1.22	423	1.34	.37	51
November 30, 2019	9.94	.09	.14	.23	(.09)	—	(.09)	10.08	2.32	311	1.35	.93	83
Class R6
May 31, 2024**	$9.81	.17	(.04)	.13	(.17)	—	(.17)	$9.77	1.30*	$5,085	.17*	1.71*	14*
November 30, 2023	9.76	.28	.05	.33	(.28)	—	(.28)	9.81	3.40	5,313.33		2.90	38
November 30, 2022	10.17	.13	(.37)	(.24)	(.13)	(.04)	(.17)	9.76	(2.36)	4,940.33		1.44	39
November 30, 2021	10.15	.09	.04	.13	(.09)	(.02)	(.11)	10.17	1.27	2,715.33		.91	54
November 30, 2020	10.08	.14	.08	.22	(.15)	— d	(.15)	10.15	2.22	2,313.33		1.42	51
November 30, 2019	9.94	.20	.13	.33	(.19)	—	(.19)	10.08	3.37	1,347.33		1.95	83
Class Y
May 31, 2024**	$9.82	.17	(.05)	.12	(.17)	—	(.17)	$9.77	1.18*	$128,744	.18*	1.69*	14*
November 30, 2023	9.76	.28	.05	.33	(.27)	—	(.27)	9.82	3.47	116,180.37		2.98	38
November 30, 2022	10.17	.13	(.38)	(.25)	(.12)	(.04)	(.16)	9.76	(2.39)	44,906.35		1.44	39
November 30, 2021	10.15	.09	.04	.13	(.09)	(.02)	(.11)	10.17	1.26	21,666.34		.91	54
November 30, 2020	10.08	.14	.08	.22	(.15)	— d	(.15)	10.15	2.21	22,819.34		1.38	51
November 30, 2019	9.94	.19	.14	.33	(.19)	—	(.19)	10.08	3.34	8,489.35		1.93	83

The accompanying notes are an integral part of these financial statements.

Short-Term Municipal Income Fund  11

Financial highlights cont.

* Not annualized.

** Unaudited.

a Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

b Includes amounts paid through expense offset and brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

c Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of average net assets
May 31, 2024	0.06%
November 30, 2023	0.20
November 30, 2022	0.30
November 30, 2021	0.32
November 30, 2020	0.47
November 30, 2019	0.84

d Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

12  Short-Term Municipal Income Fund

Notes to financial statements 5/31/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from December 1, 2023 through May 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton and an affiliate of Putnam Management
JPMorgan	JPMorgan Chase Bank, N.A.
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Short-Term Municipal Income Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the 1940 Act, as amended, as an open-end management investment company. The goal of the fund is to seek as high a level of current income exempt from federal income tax as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in bonds that pay interest that is exempt from federal income tax (but that may be subject to federal alternative minimum tax (AMT)) and that have short-term maturities (i.e., three years or less). The bonds the fund invests in are mainly investment-grade in quality. Under normal circumstances, Putnam Management invests at least 80% of the fund’s net assets in tax-exempt investments, which for purposes of this policy include investments paying interest subject to the federal AMT for individuals. This investment policy cannot be changed without the approval of the fund’s shareholders. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 2.25%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class R6†	None	None	None
Class Y†	None	None	None
† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with

Short-Term Municipal Income Fund   13

other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At November 30, 2023, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$—	$272,145	$272,145

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $168,846,396, resulting in gross unrealized appreciation and depreciation of $430,753 and $1,396,722, respectively, or net unrealized depreciation of $965,969.

Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.440%	of the first $5 billion,
0.390%	of the next $5 billion,
0.340%	of the next $10 billion,
0.290%	of the next $10 billion,
0.240%	of the next $50 billion,
0.220%	of the next $50 billion,
0.210%	of the next $100 billion and
0.205%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.136% of the fund’s average net assets.

14   Short-Term Municipal Income Fund

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers replaced Putnam Management as the investment adviser of the fund. In addition, effective July 15, 2024, Franklin Advisers has retained Putnam Management as a sub-adviser for the fund pursuant to a new sub-advisory agreement between Franklin Advisers and Putnam Management.

Putnam Management has contractually agreed, through March 30, 2026, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through March 30, 2026, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the fund’s investment management contract) would exceed an annual rate of 0.28% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $101,478 as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL. Effective July 15, 2024, Putnam Management transferred its sub-management contract with PIL in respect of the fund to Franklin Advisers.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, for the period from January 1, 2024 until February 14, 2024, Putnam Management and PIL continued to provide uninterrupted services with respect to the fund pursuant to interim investment management and sub-management contracts (together, the “Interim Advisory Contracts”) that were approved by the Board of Trustees. The terms of the Interim Advisory Contracts were identical to those of the Previous Advisory Contracts, except for the term of the contracts and those provisions required by regulation. On February 14, 2024, new investment management and sub-management contracts were approved by fund shareholders at a shareholder meeting held in connection with the Transaction (together, the “New Advisory Contracts”). The New Advisory Contracts took effect on February 14, 2024 and replaced the Interim Advisory Contracts. The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

Effective June 1, 2024, under an agreement with Putnam Management, Franklin Templeton Services will provide certain administrative services to the fund. The fee for those services will be paid by Putnam Management based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class C, and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$13,453
Class C	115
Class R6	1,265
Class Y	48,294
Total	$63,127

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1,735 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $127, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class.

Short-Term Municipal Income Fund   15

During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$42,702
Class C	1.00%	1.00%	1,457
Total			$44,159

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $1,433 from the sale of class A shares and received no monies in contingent deferred sales charges from redemptions of class C shares.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $98 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$27,710,344	$20,464,000
U.S. government securities (Long-term)	—	—
Total	$27,710,344	$20,464,000

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 5/31/24		YEAR ENDED 11/30/23
Class A	Shares	Amount	Shares	Amount
Shares sold	1,869,890	$18,416,591	2,433,786	$23,777,871
Shares issued in connection with reinvestment of distributions	53,965	526,583	78,653	768,167
	1,923,855	18,943,174	2,512,439	24,546,038
Shares repurchased	(1,773,803)	(17,440,203)	(2,241,181)	(21,937,428)
Net increase	150,052	$1,502,971	271,258	$2,608,610
	SIX MONTHS ENDED 5/31/24		YEAR ENDED 11/30/23
Class C	Shares	Amount	Shares	Amount
Shares sold	—	$—	6,774	$66,151
Shares issued in connection with reinvestment of distributions	350	3,391	707	6,879
	350	3,391	7,481	73,030
Shares repurchased	(5,546)	(54,312)	(18,355)	(178,659)
Net decrease	(5,196)	$(50,921)	(10,874)	$(105,629)
	SIX MONTHS ENDED 5/31/24		YEAR ENDED 11/30/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	77,174	$758,737	301,857	$2,943,842
Shares issued in connection with reinvestment of distributions	8,750	85,068	14,425	140,755
	85,924	843,805	316,282	3,084,597
Shares repurchased	(106,992)	(1,052,421)	(281,009)	(2,743,066)
Net increase (decrease)	(21,068)	$(208,616)	35,273	$341,531
	SIX MONTHS ENDED 5/31/24		YEAR ENDED 11/30/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	2,778,516	$27,363,072	11,540,198	$112,714,310
Shares issued in connection with reinvestment of distributions	210,024	2,041,078	201,782	1,967,137
	2,988,540	29,404,150	11,741,980	114,681,447
Shares repurchased	(1,652,109)	(16,263,953)	(4,505,759)	(44,010,482)
Net increase	1,336,431	$13,140,197	7,236,221	$70,670,965

16   Short-Term Municipal Income Fund

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 11/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/24
Short-term investments
Putnam Short Term Investment Fund Class P‡	$1,222,857	$35,185,207	$36,341,791	$107,191	$66,273
Total Short-term investments	$1,222,857	$35,185,207	$36,341,791	$107,191	$66,273
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Futures contracts (number of contracts)	10

As of the close of the reporting period, the fund did not hold any derivative instruments.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Futures	Total
Interest rate contracts	$68,935	$68,935
Total	$68,935	$68,935
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Futures	Total
Interest rate contracts	$(46,321)	$(46,321)
Total	$(46,321)	$(46,321)

Short-Term Municipal Income Fund   17

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes (Unaudited)

February 14, 2024 special meeting

At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
4,690,437	133,030	1,867,869

At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
4,679,833	130,907	1,880,596

All tabulations are rounded to the nearest whole number.

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

Board approval of management and subadvisory agreements

Not applicable

18 Short-Term Municipal Income Fund

© 2024 Franklin Templeton. All rights reserved.	39211-SFSOI 07/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Jeffrey White Jeffrey White Principal Accounting Officer

Date: July 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: July 30, 2024

By (Signature and Title):

/s/ Jeffrey White Jeffrey White Principal Financial Officer

Date: July 30, 2024